UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-00030                       John W. Bristol & Co., Inc.
     028-04139                       Eaton Vance Management
     028-02588                       Klingenstein Fields & Co. LLC
     028-03877                       Fiduciary Trust Co. Intl.
     028-05814                       Baldwin Brothers Inc.
     028-02635                       Gardner, Russo & Gardner
     028-04558                       Parametric Portfolio Associates
     028-05621                       Santa Barbara Asset Management
     028-05395                       Select Equity Group Inc.
     028-00154                       Ruane, Cunnif & Goldfarb Inc.
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $90,570
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5         COL 6   COL 7           COLUMN 8

                              TITLE OF                     VALUE      SHRS OR   SH/ PUT/   INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN  MGRS      SOLE     SHARED    NONE
ABBOTT LABS                   COM              002824100    4,481        93,950 SH          Sole   None       93,950
BANK OF AMERICA CORPORATION   COM              060505104    1,277       187,274 SH          Sole   None      187,274
BERKSHIRE HATHAWAY INC DEL    CL B             084670207      603           214 SH          Sole   None          214
CAMPBELL SOUP CO              COM              134429109   17,420       636,712 SH          Sole   None      636,712
CHEVRON CORP NEW              COM              166764100    1,040        15,460 SH          Sole   None       15,460
COCA COLA CO                  COM              191216100    1,545        35,160 SH          Sole   None       35,160
COMCAST CORP NEW              CL A             20030N101    1,114        81,658 SH          Sole   None       81,658
EXXON MOBIL CORP              COM              30231G102   22,552       331,162 SH          Sole   None      331,162
GENERAL ELECTRIC CO           COM              369604103    1,823       180,350 SH          Sole   None      180,350
HESS CORP                     COM              42809H107      325         6,000 SH          Sole   None        6,000
HEWLETT PACKARD CO            COM              428236103      292         9,096 SH          Sole   None        9,096
JOHNSON & JOHNSON             COM              478160104      725        13,784 SH          Sole   None       13,784
JPMORGAN CHASE & CO           COM              46625H100      584        21,966 SH          Sole   None       21,966
METROPCS COMMUNICATIONS INC   COM              591708102   30,827     1,804,880 SH          Sole   None    1,804,880
MICROSOFT CORP                COM              594918104      397        21,586 SH          Sole   None       21,586
UNION PAC CORP                COM              907818108      411        10,000 SH          Sole   None       10,000
WELLS FARGO & CO NEW          COM              949746101    5,021       352,606 SH          Sole   None      352,606
WISDOMTREE TRUST              INDIA ERNGS FD   97717W422      131        12,000 SH          Sole   None       12,000




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